Financial Instruments and Financial Risk Management - Schedule of Changes in Financial Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Financial Liabilities [Line Items]
Balance at beginning			$ 1,054
Revaluation during the year	(926)		(1,054)
Issuance during the year	2,894
Exercises during the year
Balance at ending	$ 1,968